Post-Employment Obligations - Schedule of Assumptions (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	R$ 303
Increase of one year in the mortality table	(284)
Reduction of 1% in the discount rate	1,068
Increase of 1% in the discount rate	(942)
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	257
Increase of one year in the mortality table	(237)
Reduction of 1% in the discount rate	826
Increase of 1% in the discount rate	(719)
Health plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	45
Increase of one year in the mortality table	(46)
Reduction of 1% in the discount rate	238
Increase of 1% in the discount rate	(219)
Dental plan [member]
IfrsStatementLineItems [Line Items]
Reduction of one year in the mortality table	1
Increase of one year in the mortality table	(1)
Reduction of 1% in the discount rate	4
Increase of 1% in the discount rate	R$ (4)